COMMITMENTS AND CONTINGENCIES (Details) - Galata Acquisition Corp.		12 Months Ended
	Jul. 13, 2021 shares	Dec. 31, 2022 USD ($) item $ / shares	Dec. 31, 2021 USD ($)
COMMITMENTS AND CONTINGENCIES
Maximum number of demands for registration of securities | item		3
Cash underwriting discount per unit | $ / shares		$ 0.20
Aggregate underwriting discount | $		$ 2,875,000
Deferred fee per unit | $ / shares		$ 0.35
Deferred underwriting fees | $		$ 5,031,250	$ 5,031,250
Over-allotment option
COMMITMENTS AND CONTINGENCIES
Underwriting option period		45 days
Number of units sold | shares	1,875,000